As filed with the Securities and Exchange Commission
on October 14, 2011
Securities Act of 1933 Registration No. 033-51308
Investment Company Act of 1940 Registration No. 811-7142

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

☑	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 70 ☑
and/or
☑	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 72 ☑

Highland Funds II

(Exact Name of Registrant as Specified in Charter)
c/o Highland Funds Asset Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code: 1-972-628-4100

Mr. R. Joseph Dougherty
c/o Highland Funds Asset Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and Address of Agent for Service)
With a copy to:
Mr. Ethan Powell
c/o Highland Funds Asset Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
It is proposed that this filing be effective:
☑	Immediately upon filing pursuant to paragraph (b) of Rule 485

☐	On (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	On (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
This post-effective amendment relates solely to Highland Energy and Materials Fund (the “Fund”), a new series of Highland Funds II (the “Trust”). No information relating to any other series or shares of the Trust is amended or superseded hereby.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 70 to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 70 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in City of Dallas, State of Texas on this 14th day of October, 2011.

HIGHLAND FUNDS II
By:	/s/ R. Joseph Dougherty
R. Joseph Dougherty
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 70 to the Registration Statement has been signed on October 14, 2011 by the following persons in the capacities indicated:

Signature	Title	Date
/s/ R. Joseph Dougherty R. Joseph Dougherty	Chairman of the Board, President and Chief Executive Officer	October 14, 2011

/s/ Timothy K. Hui*	Trustee	October 14, 2011
Timothy K. Hui

/s/ Scott F. Kavanaugh*	Trustee	October 14, 2011
Scott F. Kavanaugh

/s/ James F. Leary*	Trustee	October 14, 2011
James F. Leary

/s/ Bryan A. Ward*	Trustee	October 14, 2011
Bryan A. Ward

/s/ Brian D. Mitts Brian D. Mitts	Treasurer (Principal Financial Officer and Principal Accounting Officer)	October 14, 2011

/s/ Ethan K. Powell	Secretary	October 14, 2011
Ethan K. Powell

*By:	/s/ Ethan K. Powell
Ethan K. Powell
Attorney-in-Fact October 14, 2011

Index to Exhibit

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase